Reportable Segments and Geographic Information - Schedule of Revenues by Country Based (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenues by Country Based [Line Items]
Revenues		$ 542,379	$ 514,584	$ 474,736
North America [Member]
Schedule of Revenues by Country Based [Line Items]
Revenues	[1]	225,584	212,217	197,519
Europe [Member]
Schedule of Revenues by Country Based [Line Items]
Revenues	[2]	269,704	257,213	232,840
Rest of the world [Member]
Schedule of Revenues by Country Based [Line Items]
Revenues		$ 47,091	$ 45,154	$ 44,377

[1]	Revenues from North America that are shown in the above table consist of revenues primarily from the United States (in amounts of $222,450, $210,507 and $195,916 during the years ended December 31, 2024, 2023 and 2022, respectively). Revenues from the United States are higher by more than 20% than any other country (including Europe and rest of the world countries).
[2]	Revenues from Europe include revenues from United Kingdom, or UK, European Union countries (including Nordic region) and Israel. Revenues from the UK amounted to $76,831, $77,219 and $64,380 during the years ended December 31, 2024, 2023 and 2022, respectively.